Stock Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Stock Options and Warrants [Abstract]
Schedule of Options Issued and Outstanding

Options issued and outstanding as of December 31, 2025, and their activities during the year then ended are as follows:

		Weighted-	Weighted-
		Average	Average
	Number of	Exercise	Contractual
	Underlying Shares (post-split)	Price Per Share (post-split)	Life Remaining in Years	Aggregate Intrinsic Value
Outstanding as of January 1, 2025	258,710	$27.9	6.74	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2025	258,710	27.9	5.74	$-
Exercisable as of December 31, 2025	258,710	27.9	5.74	$-
Vested and expected to vest	258,710	$27.9	5.74	$-

Schedule Warrants Issued and Outstanding

Warrants issued and outstanding in connection with Shuling land transaction (See Note 5) as of December 31, 2025, and their activities during the year ended are as follows:

	Number of Underlying Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Contractual Life Remaining in Years	Aggregate Intrinsic Value
Outstanding as of January 1, 2025	-	$-	-	$-
Issued	1,000,000	2.50	4.54	-
Exercised	-	$-	-	-
Outstanding as of December 31, 2025	1,000,000	$2.50	4.54	$-
	Number of Underlying Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Contractual Life Remaining in Years	Aggregate Intrinsic Value
Outstanding as of January 1, 2025	2,029,167	$0.40	4.20	$195,542
Issued	-	-	-	-
Exercised	(1,529,167)	$0.60	-	-
Outstanding as of December 31, 2025	500,000	$1.00	3.39	$565,000